Other Information - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of additional information [abstract]
Amortization of capitalized development costs	€ 819	€ 731	€ 660